Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Estimated Useful Lives for Property and Equipment

The estimated useful lives for the years ended December 31, 2016, 2017 and 2018 are as follows:

Estimated useful lives (years)
Equipment (mainly consist of servers)	3–5
Furniture and fixtures	3–5
Others	3–5

Estimated Useful Lives for Intangible Assets with Finite Lives

The estimated useful lives for the intangible assets with finite lives for the years ended December 31, 2016, 2017 and 2018 are as follows:

Estimated useful lives (years)
Software	2–10
Customer relationships	7
Domain name	20
Others	1–10

Schedule of Opening Balance of Accumulated Deficit

As a result, the opening balance of accumulated deficit is adjusted as follows.

(In millions of yen)
January 1, 2018
Stickers	(967)
LINE Sponsored Stickers	(760)
LINE Point Ads	667
Other	(63)

Total	(1,123)

Schedule of Adjustments Made to Line Items Presented on the Financial Statements Due to Application of IFRS 15

The adjustments made to line items presented on the financial statements due to the change from IAS 18 Revenue and other standards applied previously (collectively, the IAS 18 and other) to IFRS 15 are as follows. Reclassifications are made to reflect the terms used under IFRS 15. Certain amounts previously presented in trade and other receivables related to advertising services are reclassified into contract assets, while certain amounts previously presented in advances received arising from such as LINE Points and in deferred revenue associated with the Stickers or advertising services are reclassified into other financial liabilities, current and contract liabilities.

(In millions of yen)
	January 1, 2018 (under IAS 18 and other)	Reclassification	Remeasurement	January 1, 2018 (under IFRS 15)
Trade and other receivables	42,892	(437)	(792)	41,663
Contract assets	—	437	—	437
Other current assets	7,438	—	1,052	8,490
Deferred tax assets	16,492	—	384	16,876
Other financial liabilities, current	28,003	4,633	—	32,636
Contract liabilities	—	22,588	1,391	23,979
Advances received	17,975	(17,975)	—	—
Deferred revenue	9,246	(9,246)	—	—
Provisions, current	991	—	472	1,463
Accumulated deficit	(4,294)	—	(1,123)	(5,417)
Accumulated other comprehensive income	7,440	—	(8)	7,432
Non-controlling interests	4,902	—	(89)	4,813

(In millions of yen)
	December 31, 2018 (under IAS 18 and other)	Reclassification	Remeasurement	December 31, 2018 (under IFRS 15)
Trade and other receivables	38,772	(339)	(789)	37,644
Contract assets	—	339	—	339
Other current assets	8,464	—	1,287	9,751
Deferred tax assets	16,746	—	361	17,107
Other financial liabilities, current	30,364	6,362	—	36,726
Contract liabilities	—	23,539	1,098	24,637
Advances received	20,575	(20,575)	—	—
Deferred revenue	9,326	(9,326)	—	—
Provisions, current	1,814	—	767	2,581
Accumulated deficit	(4,543)	—	(1,013)	(5,556)
Accumulated other comprehensive income	(2,018)	—	5	(2,013)
Non-controlling interests	9,596	—	2	9,598

Schedule of Adjustments Made to Line Items Presented on Profit or Loss Due to Application of IFRS 15

	(In millions of yen)

	2018 (under IAS 18 and other)	Reclassification	Remeasurement	2018 (under IFRS 15)
Revenue and other operating income
Revenues	197,789	—	9,393	207,182
Other operating income	28,099	—	—	28,099

Revenue and other operating income total	225,888	—	9,393	235,281

Operating expenses
Payment processing and licensing expenses	(30,811)	—	(12)	(30,823)
Sales commission expenses	(7,068)	—	(8,892)	(15,960)
Employee compensation expenses	(57,493)	—	—	(57,493)
Marketing expenses	(20,311)	—	—	(20,311)
Infrastructure and communication expenses	(10,483)	—	—	(10,483)
Outsourcing and other service expenses	(31,825)	—	—	(31,825)
Depreciation and amortization expenses	(11,135)	—	—	(11,135)
Other operating expenses	(40,846)	—	(295)	(41,141)

Operating expenses total	(209,972)	—	(9,199)	(219,171)

Profit from operating activities	15,916	—	194	16,110

Profit before tax from continuing operations	3,160	—	194	3,354
Income tax expenses	(9,463)	—	(59)	(9,522)

Loss for the year from continuing operations	(6,303)	—	135	(6,168)

Loss for the year	(5,927)	—	135	(5,792)

Attributable to:
The shareholders of the Company	(3,852)	—	134	(3,718)
Non-controlling interests	(2,075)	—	1	(2,074)

				(In yen)
Earnings per share
Basic (loss)/profit for the year attributable to the shareholders of the Company	(16.19)	—	0.57	(15.62)
Diluted (loss)/ profit for the year attributable to the shareholders of the Company	(16.19)	—	0.57	(15.62)
Earnings per share from continuing operations
Basic (loss)/ profit from continuing operations attributable to the shareholders of the Company	(17.77)	—	0.57	(17.20)
Diluted (loss)/profit from continuing operations attributable to the shareholders of the Company	(17.77)	—	0.57	(17.20)

Schedule of Classification of Financial Assets and Liabilities Under IFRS9
(In millions of yen)
			Balance as of January 1, 2018 under IFRS 9
	Notes	Balance at January 1, 2018 under IAS 39	Financial assets/liabilities at fair value through profit or loss	Financial assets/liabilities at FVOCI	Financial assets/liabilities at amortized cost	Total financial assets/liabilities
Financial assets
Trade and other receivables
Loans and receivables	3	42,892	—	—	42,892	42,892

Total		42,892	—	—	42,892	42,892

Other financial assets, current
Loans and receivables
Time deposits	3	12,002	—	—	12,002	12,002
Short-term loans	3	206	—	—	206	206
Corporate bonds and other debt instruments	4	849	—	852	—	852
Available-for-sale financial assets		6	—	6	—	6
Office security deposits		195	—	—	195	195

Total		13,258	—	858	12,403	13,261

Other financial assets, non-current
Held-to-maturity investments	6	280	—	—	280	280
Loans and receivables
Corporate bonds and other debt instruments	4, 5	7,986	28	7,997	—	8,025
Guarantee deposits	3	726	—	—	726	726
Office security deposits	3	5,709	—	—	5,709	5,709
Financial assets at fair value through profit or loss
Conversion right and redemption right of preferred stock		1,862	1,862	—	—	1,862
Available-for-sale financial assets	1, 2	15,388	5,262	10,126	—	15,388
Other		133	—	44	89	133

Total		32,084	7,152	18,167	6,804	32,123

		Impacts by adoption of IFRS 9
	Notes	Fair value measurement at January 1, 2018	Provision at January 1, 2018	Total impacts
Financial assets
Trade and other receivables
Loans and receivables	3	—	—	—

Total		—	—	—

Other financial assets, current
Loans and receivables
Time deposits	3	—	—	—
Short-term loans	3	—	—	—
Corporate bonds and other debt instruments	4	6	(3)	3
Available-for-sale financial assets		—	—	—
Office security deposits		—	—	—

Total		6	(3)	3

Other financial assets, non-current
Held-to-maturity investments	6	—	—	—
Loans and receivables
Corporate bonds and other debt instruments	4, 5	52	(13)	39
Guarantee deposits	3	—	—	—
Office security deposits	3	—	—	—
Financial assets at fair value through profit or loss
Conversion right and redemption right of preferred stock		—	—	—
Available-for-sale financial assets	1, 2	—	—	—
Other		—	—	—

Total		52	(13)	39

(In millions of yen)

			Balance as of January 1, 2018 under IFRS 9
	Notes	Balance at January 1, 2018 under IAS 39	Financial assets/liabilities at fair value through profit or loss	Financial assets/liabilities at FVOCI	Financial assets/liabilities at amortized cost	Total financial assets/liabilities
Financial liabilities
Trade and other payables
Financial liabilities measured at amortized cost	3	28,810	—	—	28,810	28,810

Total		28,810	—	—	28,810	28,810

Other financial liabilities, current
Financial liabilities measured at amortized cost
Deposits received		5,730	—	—	5,730	5,730
Short-term borrowings		22,224	—	—	22,224	22,224
Others		49	—	—	49	49

Total		28,003	—	—	28,003	28,003

Other financial liabilities non-current
Financial liabilities measured at amortized cost
Office security deposits received under sublease agreement		23	—	—	23	23
Others		93	—	—	93	93
Financial liabilities at fair value through profit or loss
Put option liabilities		486	486	—	—	486

Total		602	486	—	116	602

Impacts by adoption of IFRS 9
	Notes	Fair value measurement at January 1, 2018	Provision at January 1, 2018	Total impacts
Financial liabilities
Trade and other payables
Financial liabilities measured at amortized cost	3	—	—	—

Total		—	—	—

Other financial liabilities, current
Financial liabilities measured at amortized cost
Deposits received		—	—	—
Short-term borrowings		—	—	—
Others		—	—	—

Total		—	—	—

Other financial liabilities non-current
Financial liabilities measured at amortized cost
Office security deposits received under sublease agreement		—	—	—
Others		—	—	—
Financial liabilities at fair value through profit or loss
Put option liabilities		—	—	—

Total		—	—	—

Summary of Accumulated Deficit and Accumulated Other Comprehensive Income

Following are the impacts on accumulated deficit and accumulated other comprehensive income by classification and measurement of financial assets at January 1, 2018.

			(In millions of yen)
	Notes	Accumulated deficit	Accumulated other comprehensive income-Financial assets at FVOCI
Balance of accumulated deficit and accumulated OCI as of January 1, 2018 under IAS 39		(4,294)	3,928
Reclassification from available-for-sale financial assets to financial assets at fair value through profit or loss	1	316	(316)
Transfer of impairment losses arising from reclassification of available-for-sale financial assets to financial assets at FVOCI and recognized previously in profit or loss	2	1,000	(1,000)
Fair value measurement of financial assets classified from loans and receivables to financial assets at FVOCI as of January 1, 2018	4	—	42
Increase in provision for debt instruments at FVOCI	4	(16)	16

Adjustment to shareholders’ equity from adoption of IFRS 9		1,300	(1,258)

Balance of accumulated deficit and accumulated OCI as of January 1, 2018 under IFRS 9		(2,994)	2,670